12. Investments (Details)		12 Months Ended
		Dec. 31, 2020	Dec. 31, 2019
Supermercados Disco del Uruguay S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type	[1]	Supermercados Disco del Uruguay S.A.
Location (state)	[1]	Uruguay
Direct and indirect equity interest - %	[1]	60.35%	60.35%
Novasoc Comercial Ltda. ("Novasoc") [member] | CBD [member]
Disclosure of associates [line items]
Company type		Novasoc Comercial Ltda. (“Novasoc”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
Sendas Distribuidora S.A. ("Sendas") [member] | CBD [member]
Disclosure of associates [line items]
Company type		Sendas Distribuidora S.A. (“Sendas”)
Location (state)		Brazil
Direct and indirect equity interest - %			100.00%
CBD Holland B.V. ("CBD Holland") [member] | CBD [member]
Disclosure of associates [line items]
Company type		CBD Holland B.V. (“CBD Holland”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
GPA 2 Empreend. e Participacoes Ltda. ("GPA 2") [member] | CBD [member]
Disclosure of associates [line items]
Company type		GPA 2 Empreend. e Participações Ltda. (“GPA 2”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
GPA Logistica e Transporte Ltda. ("GPA Logistica") [member] | CBD [member]
Disclosure of associates [line items]
Company type		GPA Logística e Transporte Ltda. (“GPA Logística”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
SCB Distribuicao e Comercio Varejista De Alimentos Ltda. ("Compre Bem") [member] | CBD [member]
Disclosure of associates [line items]
Company type		SCB Distribuição e Comércio Varejista de Alimentos Ltda. ("Compre Bem'')
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
Stix Fidelidade e Inteligencia S.A. ("Stix") [Member] | CBD [member]
Disclosure of associates [line items]
Company type	[2]	Stix Fidelidade e Inteligência S.A. ("Stix")(*)
Location (state)	[2]	Brazil
Direct and indirect equity interest - %	[2]	66.67%	100.00%
James Intermediacao S.A. ("James Delivery") [member] | CBD [member]
Disclosure of associates [line items]
Company type		James Intermediação S.A. ("James Delivery")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
Cheftime Comercio De Refeicoes S/A ("Cheftime") [Member] | CBD [member]
Disclosure of associates [line items]
Company type		Cheftime Comércio de Refeições S/A ("Cheftime")
Location (state)		Brazil
Direct and indirect equity interest - %		79.57%	79.57%
GPA Malls And Properties Gestao De Ativos e Servicos Imobiliarios Ltda. ("GPA M&P") [Member] | CBD [member]
Disclosure of associates [line items]
Company type		GPA Malls & Properties Gestão de Ativos e Serviços Imobiliários Ltda. (“GPA M&P”)
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
BCafeterias e Lanchonetes Ltda. ("BCafeterias") [Member] | CBD [member]
Disclosure of associates [line items]
Company type	[2]	BCafeterias e Lanchonetes Ltda. ("BCafeterias")
Location (state)	[2]	Brazil
Direct and indirect equity interest - %	[2]	100.00%	100.00%
Fronteira Servicos Lmobiliarios Ltda.("Fronteira") [Member] | CBD [member]
Disclosure of associates [line items]
Company type		Fronteira Serviços Imobiliários Ltda.("Fronteira")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
Place2B Servicos Lmobiliarios Ltda.("Place2B") [Member] | CBD [member]
Disclosure of associates [line items]
Company type		Place2B Serviços Imobiliários Ltda.("Place2B")
Location (state)		Brazil
Direct and indirect equity interest - %		100.00%	100.00%
Companhia Brasileira De Distribuicao Luxembourg Holding S.a.r.l. ("CBDLuxco") [Member] | CBD [member]
Disclosure of associates [line items]
Company type		Companhia Brasileira de Distribuição Luxembourg Holding S.à.r.l. ("CBDLuxco”)
Location (state)		Luxembourg
Direct and indirect equity interest - %		100.00%	100.00%
Companhia Brasileira de Distribuicao Netherlands Holding B.V. ("CBDDutchco") [Member] | CBD [member]
Disclosure of associates [line items]
Company type		Companhia Brasileira de Distribuição Netherlands Holding B.V. (“CBDDutchco”)
Location (state)		Netherlands
Direct and indirect equity interest - %		100.00%	100.00%
Almacenes Exito S.A. ("Exito") [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Almacenes Éxito S.A. ("Éxito")
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%	96.57%
Exito Industrias S.A.S. ("Exito Industrias") [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Éxito Industrias S.A.S. ("Éxito Industrias")
Location (state)		Colombia
Direct and indirect equity interest - %		94.59%	94.59%
Fideicomiso Lote Girardot [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Fideicomiso Lote Girardot
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%	96.57%
Exito Viajes y Turismo S.A.S. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Éxito Viajes y Turismo S.A.S.
Location (state)		Colombia
Direct and indirect equity interest - %		49.25%	49.25%
Almacenes Exito Inversiones S.A.S. (Movil Exito) [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Almacenes Éxito Inversiones S.A.S. (Móvil Éxito)
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%	96.57%
Transacciones Energeticas S.A.S [member] | Exito [member]
Disclosure of associates [line items]
Company type		Transacciones Energéticas S.A.S
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%	95.57%
Marketplace Internacional Exito y Servicios S.A.S. (MPI) [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Marketplace Internacional Éxito y Servicios S.A.S. (MPI)
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%	96.57%
Logistica, Transporte y Servicios Asociados S.A.S. (LTSA) [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Logística, Transporte y Servicios Asociados S.A.S. (LTSA)
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%	96.57%
Depositos y Soluciones Logisticas S.A.S. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Depósitos y Soluciones Logísticas S.A.S.
Location (state)		Colombia
Direct and indirect equity interest - %		96.57%	96.57%
Patrimonio Autonomo Iwana [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Iwana
Location (state)		Colombia
Direct and indirect equity interest - %		49.25%	49.25%
Patrimonio Autonomo Viva Malls [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Viva Malls
Location (state)		Colombia
Direct and indirect equity interest - %		49.25%	49.25%
Patrimonio Autonomo Viva Sincelejo [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Viva Sincelejo
Location (state)		Colombia
Direct and indirect equity interest - %		25.12%	25.12%
Patrimonio Autonomo Viva Villavicencio [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Viva Villavicencio
Location (state)		Colombia
Direct and indirect equity interest - %		25.12%	25.12%
Patrimonio Autonomo San Pedro Etapa I [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo San Pedro Etapa I
Location (state)		Colombia
Direct and indirect equity interest - %		25.12%	25.12%
Patrimonio Autonomo Centro Comercial [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Centro Comercial
Location (state)		Colombia
Direct and indirect equity interest - %		25.12%	25.12%
Patrimonio Autonomo Viva Laureles [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Viva Laureles
Location (state)		Colombia
Direct and indirect equity interest - %		39.40%	39.40%
Patrimonio Autonomo Viva Palmas [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Viva Palmas
Location (state)		Colombia
Direct and indirect equity interest - %		25.12%	25.12%
Patrimonio Autonomo Centro Comercial Viva [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Patrimonio Autónomo Centro Comercial Viva
Location (state)		Colombia
Direct and indirect equity interest - %		44.33%	44.33%
Spice Investment Mercosur [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Spice investment Mercosur
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
Larenco S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Larenco S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
Geant Inversiones S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Geant Inversiones S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
Lanin S.A.. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Lanin S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
5 Hermanos Ltda. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		5 Hermanos Ltda.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
Sumelar S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Sumelar S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
Raxwy Company S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type	[3]	Raxwy Company S.A.
Location (state)	[3]	Uruguay
Direct and indirect equity interest - %	[3]		96.57%
Maostar S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Maostar S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		30.18%	30.18%
Ameluz S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Ameluz S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%	60.35%
Fandale S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Fandale S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%	60.35%
Odaler S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Odaler S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%	60.35%
La Cabana S.R.L. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		La Cabaña S.R.L.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%	60.35%
Ludi S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Ludi S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%	60.35%
Semin S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Semin S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%	60.35%
Randicor S.A [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Randicor S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%	60.35%
Setara S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Setara S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%	60.35%
Hiper Ahorro S.R.L [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Hiper Ahorro S.R.L.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%	60.35%
Ciudad Del Ferrol S.C. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Ciudad del Ferrol S.C.
Location (state)		Uruguay
Direct and indirect equity interest - %		59.14%	59.14%
Mablicor S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Mablicor S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		30.78%	30.78%
Tipsel S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Tipsel S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
Tedocan S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Tedocan S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
Via Artika S. A.[Member] | Exito [member]
Disclosure of associates [line items]
Company type		Vía Artika S. A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
Group Disco Del Uruguay S.A..[Member] | Exito [member]
Disclosure of associates [line items]
Company type		Group Disco del Uruguay S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		60.35%	60.35%
Devoto Hermanos S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Devoto Hermanos S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
Mercados Devoto S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Mercados Devoto S.A.
Location (state)		Uruguay
Direct and indirect equity interest - %		96.57%	96.57%
Libertad S.A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Libertad S.A.
Location (state)		Argentina
Direct and indirect equity interest - %		96.57%	96.57%
Onper Investment 2015 S.L [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Onper Investment 2015 S.L
Location (state)		Spain
Direct and indirect equity interest - %		96.57%	96.57%
Spice Espana de Valores Americanos S.L. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Spice España de Valores Americanos S.L.
Location (state)		Spain
Direct and indirect equity interest - %		96.57%	96.57%
Marketplace Internacional Exito S.L [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Marketplace Internacional Éxito S.L
Location (state)		Spain
Direct and indirect equity interest - %		96.57%	96.57%
Gelase S. A. [Member] | Exito [member]
Disclosure of associates [line items]
Company type		Gelase S. A.
Location (state)		Belgium
Direct and indirect equity interest - %		96.57%	96.57%

[1]	Supermercados Disco del Uruguay S.A. is controlled through a Shareholders Agreement signed in April 2015, giving Exito the 75% voting necessary. This agreement will expire in June 30th, 2021 and is currently under discussion.
[2]	In 2020 the interest held in the company Stix Fidelidade was changed to 66.67%.
[3]	On July 31, 2020 the company Raxwy Company was liquidated.